Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Parts and battery	$ 906,505	$ 995,368
Work in progress	128,424	75,811
Vehicles	4,232,736	48,324
Inventory provision	(1,687,215)	(510,409)
Total current inventories	3,580,450	609,094
Inventory write-down	1,687,215	510,409	$ 0
Amortization expense	$ 0	$ 0	$ 0